STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Automobiles & Components - .2%
Thor Industries	1,752		215,496
Banks - 7.3%
Cullen/Frost Bankers	14,965		1,806,425
Essent Group	29,547		1,413,528
First Bancorp	49,866		637,786
First Interstate BancSystem, Cl. A	6,764		318,381
First Merchants	8,117		376,142
First Republic Bank	425		81,362
SVB Financial Group	3,337	[a]	1,945,104
Synovus Financial	11,017		541,155
TCF Financial	14,008		665,380
			7,785,263
Capital Goods - 10.8%
AerCap Holdings	3,905	[a]	230,395
AMETEK	570		77,007
Armstrong World Industries	12,523		1,331,821
Array Technologies	38,634	[a]	629,734
Ascendant Digital Acquisition, Cl. A	9,784	[a,b]	96,862
CNH Industrial	34,245		587,644
Colfax	8,453	[a]	373,623
Construction Partners, Cl. A	10,466	[a]	337,110
Curtiss-Wright	11,028		1,382,029
Energy Recovery	9,655	[a,b]	183,542
EnerSys	6,140		578,634
Fluor	27,827	[a]	514,799
Graco	1,179		89,274
GrafTech International	49,588		658,529
Holicity, Cl. A	8,533	[a]	86,183
Kornit Digital	2,643	[a]	275,401
Masco	1,859		112,116
Maxar Technologies	10,964		340,980
Mercury Systems	5,404	[a]	353,692
Peridot Acquisition, Cl. A	8,843	[a,b]	89,049
Proto Labs	500	[a]	44,695
Quanta Services	4,878		465,117
Rexnord	8,560		427,743
Ribbit LEAP	1,400	[a]	15,526
Roper Technologies	417		187,654
SiteOne Landscape Supply	882	[a,b]	151,739

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Capital Goods - 10.8% (continued)
The AZEK Company	2,458	[a]	106,997
The Greenbrier Companies	14,380		638,616
TPG Pace Tech Opportunities, Cl. A	14,356	[a]	143,560
Valmont Industries	1,670		414,160
WESCO International	4,946	[a]	527,095
			11,451,326
Commercial & Professional Services - 6.3%
ADT	37,561	[b]	388,381
CACI International, Cl. A	5,400	[a]	1,376,784
Clarivate	96,117	[a]	2,887,355
CoStar Group	205	[a]	175,070
Covanta Holding	30,794		456,059
Ritchie Bros Auctioneers	8,622		514,820
The Brink's Company	5,023		378,784
U.S. Ecology	9,089	[a]	360,197
Waste Connections	1,702		206,691
			6,744,141
Consumer Durables & Apparel - 3.4%
Callaway Golf	20,914	[a]	772,145
Hasbro	4,319		414,494
Lululemon Athletica	1,024	[a]	330,885
Newell Brands	18,627		534,409
Peloton Interactive, Cl. A	4,794	[a]	528,826
Skechers USA, CI. A	15,987	[a]	759,382
YETI Holdings	2,993	[a]	262,187
			3,602,328
Consumer Services - 5.6%
Aramark	18,077		675,176
Bloomin‘ Brands	16,437	[a]	485,713
Chegg	776	[a,b]	59,682
Cracker Barrel Old Country Store	1,169		184,375
DraftKings, Cl. A	3,681	[a,b]	183,866
Expedia Group	1,025	[a]	181,374
Grand Canyon Education	10,376	[a]	943,593
Norwegian Cruise Line Holdings	23,931	[a,b]	763,399
OneSpaWorld Holdings	4,469	[a]	50,097
Planet Fitness, Cl. A	10,170	[a]	801,091
Service Corp. International	27,983		1,483,659
Wynn Resorts	910	[a]	120,002
			5,932,027
Diversified Financials - 3.2%
Ares Management, Cl. A	2,003		110,526
Flywire	544	[a]	18,681
LPL Financial Holdings	9,794		1,448,337

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Diversified Financials - 3.2% (continued)
PJT Partners, Cl. A	14,175		1,032,223
Tradeweb Markets, Cl. A	1,147		96,096
Voya Financial	10,801	[b]	707,682
			3,413,545
Energy - 1.6%
Cactus, Cl. A	5,604		196,364
CNX Resources	40,352	[a]	549,594
PBF Energy, Cl. A	43,643	[a]	704,398
Viper Energy Partners	11,253		202,892
			1,653,248
Food & Staples Retailing - .2%
Grocery Outlet Holding	6,858	[a,b]	233,652
Food, Beverage & Tobacco - 1.8%
AppHarvest	8,712	[a,b]	145,055
Calavo Growers	1,762		125,454
Freshpet	2,353	[a,b]	416,057
J&J Snack Foods	7,244		1,271,902
			1,958,468
Health Care Equipment & Services - 11.2%
1Life Healthcare	12,426	[a]	459,762
ABIOMED	736	[a]	209,451
Acadia Healthcare	8,094	[a]	520,930
Accolade	343	[a,b]	17,318
AdaptHealth	3,771	[a,b]	98,762
Align Technology	697	[a]	411,335
Amedisys	3,058	[a]	790,095
Apria	13,142	[a]	400,174
AtriCure	2,182	[a]	163,061
DexCom	877	[a]	323,955
Encompass Health	26,000		2,230,540
Evolent Health, Cl. A	7,252	[a,b]	140,906
Health Catalyst	3,388	[a,b]	181,902
Insulet	446	[a]	120,273
iRhythm Technologies	1,717	[a]	129,565
ModivCare	2,066	[a]	304,177
Molina Healthcare	4,585	[a]	1,152,486
Nevro	790	[a]	119,053
NuVasive	16,371	[a]	1,116,502
Oak Street Health	83	[a,b]	5,012
Omnicell	6,884	[a]	956,876
Outset Medical	19	[a,b]	917
Privia Health Group	10,566	[a]	345,825
R1 RCM	32,539	[a]	753,278
SOC Telemed	24,605	[a,b]	147,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Health Care Equipment & Services - 11.2% (continued)
Tabula Rasa HealthCare	5,685	[a,b]	245,649
Teladoc Health	2,612	[a]	393,315
Teleflex	315		126,690
			11,865,439
Household & Personal Products - .8%
Inter Parfums	10,764		823,231
Insurance - 1.6%
BRP Group, Cl. A	15,884	[a]	390,429
Markel	106	[a]	129,902
Palomar Holdings	2,472	[a]	180,456
Reinsurance Group of America	4,249		535,501
The Hanover Insurance Group	3,023		421,678
			1,657,966
Materials - 3.3%
Alamos Gold, Cl. A	8,045		73,451
AptarGroup	7,745		1,140,916
Constellium	11,174	[a]	199,568
Kinross Gold	64,840		525,204
Newmont	812		59,666
Summit Materials, Cl. A	13,404	[a]	466,727
The Mosaic Company	18,771		678,384
Tronox Holdings, Cl. A	11,658		273,730
Vulcan Materials	740		135,657
			3,553,303
Media & Entertainment - 2.1%
Cardlytics	2,921	[a,b]	311,233
Eventbrite, Cl. A	39,436	[a,b]	800,551
EverQuote, Cl. A	11,277	[a]	355,564
Liberty Media Corp-Liberty Formula One, Cl. C	2,959	[a]	132,119
Live Nation Entertainment	1,314	[a]	118,405
Match Group	442	[a,b]	63,374
Spotify Technology	659	[a]	159,195
Twitter	4,496	[a]	260,768
			2,201,209
Pharmaceuticals Biotechnology & Life Sciences - 7.1%
10X Genomics, CI. A	1,834	[a]	330,120
Acceleron Pharma	1,119	[a]	146,466
Adaptive Biotechnologies	1,690	[a]	63,899
Alkermes	19,795	[a]	448,753
Arena Pharmaceuticals	2,898	[a]	177,097
Ascendis Pharma, ADR	468	[a]	62,890
Beam Therapeutics	1,334	[a,b]	104,359
Biohaven Pharmaceutical Holding	4,133	[a]	359,571

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.1% (continued)
BioMarin Pharmaceutical	1,060	[a]	81,938
Bio-Techne	202		83,594
Blueprint Medicines	1,043	[a]	95,278
CareDx	1,713	[a]	137,725
Catalent	603	[a]	63,212
Cerevel Therapeutics Holdings	9,757	[a,b]	128,012
Crinetics Pharmaceuticals	5,957	[a,b]	104,545
Dyne Therapeutics	7,083	[a,b]	135,356
FibroGen	4,915	[a,b]	104,444
Generation Bio	4,831	[a,b]	165,510
Horizon Therapeutics	2,497	[a]	228,875
Illumina	421	[a]	170,774
Iovance Biotherapeutics	4,158	[a,b]	77,214
MeiraGTx Holdings	2,493	[a]	34,378
Moderna	593	[a]	109,711
NanoString Technologies	3,276	[a]	181,785
Natera	2,578	[a]	242,693
NeoGenomics	2,483	[a]	101,877
Neurocrine Biosciences	5,719	[a]	550,282
Pacific Biosciences of California	3,437	[a]	92,971
Passage Bio	5,664	[a]	75,048
PTC Therapeutics	3,689	[a]	144,867
Quanterix	4,605	[a]	237,111
Sarepta Therapeutics	7,872	[a,b]	595,517
Syneos Health	4,305	[a]	378,409
Twist Bioscience	1,982	[a]	212,688
Ultragenyx Pharmaceutical	3,197	[a]	325,167
uniQure	2,964	[a]	102,940
Viatris	32,388		493,593
Xenon Pharmaceuticals	9,971	[a,b]	184,164
Zogenix	12,241	[a]	214,830
			7,547,663
Real Estate - 6.1%
Americold Realty Trust	45,611	[c]	1,734,130
Colliers International Group	4,662	[b]	517,435
CoreSite Realty	2,514	[c]	304,822
Equinix	154	[c]	113,455
Pebblebrook Hotel Trust	7,297	[c]	163,088
Physicians Realty Trust	58,130	[c]	1,053,897
Redfin	4,135	[a,b]	244,089
Sunstone Hotel Investors	80,182	[a,c]	1,007,086
Urban Edge Properties	68,057	[c]	1,316,903
			6,454,905

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Retailing - 1.3%
Farfetch, Cl. A	2,391	[a]	110,775
National Vision Holdings	5,312	[a,b]	263,847
Ollie's Bargain Outlet Holdings	6,284	[a,b]	543,189
Ross Stores	1,690		213,599
Sally Beauty Holdings	11,372	[a]	248,023
			1,379,433
Semiconductors & Semiconductor Equipment - 2.0%
First Solar	2,477	[a]	188,524
MKS Instruments	1,808		340,320
NVIDIA	188		122,159
ON Semiconductor	14,500	[a]	580,580
Power Integrations	2,518		206,954
Semtech	3,337	[a]	210,231
SkyWater Technology	3,505	[a]	91,270
Skyworks Solutions	2,085		354,450
			2,094,488
Software & Services - 14.1%
Affirm Holdings	1,098	[a,b]	66,769
Amdocs	15,670		1,223,827
Bill.com Holdings	782	[a]	116,455
Cloudera	113,728	[a,b]	1,462,542
DocuSign	1,268	[a]	255,654
Dolby Laboratories, Cl. A	15,438		1,505,823
Euronet Worldwide	6,297	[a]	942,283
Everbridge	5,758	[a,b]	676,565
Fidelity National Information Services	730		108,755
HubSpot	1,471	[a]	741,943
MAXIMUS	16,689		1,546,570
Medallia	25,481	[a]	654,097
nCino	1,503	[a,b]	91,863
Paya Holdings, CI. A	66,185	[a,b]	656,555
Proofpoint	3,744	[a]	647,001
Rapid7	5,092	[a,b]	425,946
ServiceNow	568	[a]	269,164
Shift4 Payments, Cl. A	2,854	[a,b]	266,250
Shopify, Cl. A	298	[a]	370,375
Splunk	1,094	[a]	132,593
Square, Cl. A	1,801	[a,b]	400,759
SS&C Technologies Holdings	1,348		99,577
The Trade Desk, Cl. A	137	[a]	80,575
Twilio, Cl. A	2,980	[a]	1,001,280
Vonage Holdings	14,459	[a]	199,245
Zendesk	3,234	[a,b]	441,958
Zoom Video Communications, CI. A	388	[a]	128,634

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
Software & Services - 14.1% (continued)
Zuora, Cl. A		33,156	[a]	512,923
				15,025,981
Technology Hardware & Equipment - 3.3%
ADTRAN		48,518		961,142
Amphenol, Cl. A		2,094		140,842
Calix		5,364	[a]	237,679
Ciena		13,789	[a]	729,024
Cognex		702		55,732
Lumentum Holdings		3,919	[a,b]	318,889
NETGEAR		2,105	[a,b]	81,842
nLight		4,762	[a]	139,622
Trimble		1,327	[a]	103,227
Western Digital		9,257	[a]	696,404
Zebra Technologies, Cl. A		192	[a]	95,434
				3,559,837
Telecommunication Services - .3%
Bandwidth, Cl. A		3,040	[a]	359,602
Transportation - 2.4%
Knight-Swift Transportation Holdings		7,398		353,107
Lyft, Cl. A		7,811	[a]	445,930
SkyWest		34,806	[a]	1,706,538
				2,505,575
Utilities - 1.2%
Clearway Energy, Cl. C		16,188		434,324
NextEra Energy Partners		6,261		428,065
PPL		15,042		437,873
				1,300,262
Total Common Stocks (cost $66,387,772)				103,318,388

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 2000 ETF		833	[b]	187,842
iShares Russell 2000 Value ETF		2,368		396,711
iShares Russell Mid-Cap Growth ETF		1,225		129,948
Total Exchange-Traded Funds (cost $692,463)				714,501
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,875,250)	0.04	1,875,250	[d]	1,875,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,489,319)	0.01	2,489,319	[d]	2,489,319
Total Investments (cost $71,444,804)		102.0%		108,397,458
Liabilities, Less Cash and Receivables		(2.0%)		(2,076,641)
Net Assets		100.0%		106,320,817

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $12,612,254 and the value of the collateral was $13,377,553, consisting of cash collateral of $2,489,319 and U.S. Government & Agency securities valued at $10,888,234.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	103,318,388	-	-	103,318,388
Exchange-Traded Funds	714,501	-	-	714,501
Investment Companies	4,364,569	-	-	4,364,569

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $36,952,654, consisting of $38,136,391 gross unrealized appreciation and $1,183,737 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.